PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Short Duration Bond ETF | Third Quarter Report 2022 1
Asset-Backed Securities - Non-Agency   9.8%
Issue
Description
Principal
Amount ($) Value ($)
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 108,090
Class A3, Series 2021-2, 0.340%,
12/18/26 100,000 97,177
AmeriCredit Automobile Receivables Trust
2022-2
Class A3, Series 2022-2, 4.380%,
04/18/28 125,000 125,821
BMW Vehicle Lease Trust
Class A3, Series 2021-2, 0.330%,
12/26/24 60,000 58,361
BMW Vehicle Owner Trust
Class A4, Series 2020-A, 0.620%,
04/26/27 100,000 96,062
Carmax Auto Owner Trust
Class A3, Series 2021-2, 0.520%,
02/17/26 65,000 63,095
Class C, Series 2018-4, 3.850%,
07/15/24 100,000 100,086
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 23,932
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 93,977
Carvana Auto Receivables Trust 2022-P1
Class C, Series 2022-P1, 3.300%,
04/10/28 150,000 141,579
Drive Auto Receivables Trust
Class C, Subordinated Series
2021-3, 1.470%, 01/15/27 125,000 119,846
Exeter Automobile Receivables Trust
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 68,748
Exeter Automobile Receivables Trust 2021-4
Class B, Series 2021-4A, 1.050%,
05/15/26 50,000 48,368
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 93,355
Ford Credit Auto Owner Trust
Class A3, Series 2021-A, 0.300%,
08/15/25 110,000 107,078
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 125,020
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 92,736
Ford Credit Floorplan Master Owner Trust
Class A, Series 2019-2, 3.060%,
04/15/26 125,000 123,610
Class A1, Series 2020-1, 0.700%,
09/15/25 150,000 145,105
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 138,182
GM Financial Automobile Leasing Trust
Class A3, Series 2022-2, 3.420%,
06/20/25 100,000 99,585
Class A4, Series 2021-2, 0.410%,
05/20/25 43,000 41,466
Class B, Subordinated Series
2021-2, 0.690%, 05/20/25 100,000 96,136
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 109,223
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 148,951
Class A3, Series 2021-2, 0.510%,
04/16/26 100,000 96,795
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 91,007 89,153
Honda Auto Receivables 2020-2 Owner Trust
Class A4, Series 2020-2, 1.090%,
10/15/26 150,000 145,779
Honda Auto Receivables Owner Trust
Class A4, Series 2020-3, 0.460%,
04/19/27 150,000 143,523
Hyundai Auto Receivables Trust
Class A4, Series 2020-C, 0.490%,
11/16/26 100,000 94,732
Hyundai Auto Receivables Trust 2022-A
Class A3, Series 2022-A, 2.220%,
10/15/26 150,000 145,986
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 140,483
Mercedes-Benz Auto Lease Trust 2021-B
Class A4, Series 2021-B, 0.510%,
03/15/27 150,000 142,968
Mercedes-Benz Auto Receivables Trust
Class A4, Series 2019-1, 2.040%,
01/15/26 125,000 123,626
Nissan Auto Lease Trust
Class A3, Series 2021-A, 0.520%,
08/15/24 150,000 145,899
Nissan Auto Receivables Owner Trust
Class A4, Series 2020-B, 0.710%,
02/16/27 150,000 145,210
Class A4, Series 2019-B, 2.540%,
12/15/25 100,000 99,398
Santander Drive Auto Receivables Trust
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 46,882
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 95,538
Class D, Series 2020-4, 1.480%,
01/15/27 100,000 96,341
Class C, Series 2021-2, 0.900%,
06/15/26 55,000 53,423
Toyota Auto Receivables 2021-B Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 93,289
Toyota Auto Receivables Owner Trust
Class A3, Series 2020-D, 0.350%,
01/15/25 75,342 74,045
World Omni Auto Receivables Trust
Class A4, Series 2019-A, 3.220%,
06/16/25 100,000 99,891
Class B, Subordinated Series
2019-A, 3.340%, 06/16/25 125,000 124,689
Class A4, Series 2018-C, 3.270%,
09/16/24 85,076 85,090

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
2 Columbia Short Duration Bond ETF | Third Quarter Report 2022
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
World Omni Automobile Lease Securitization
Trust 2022-A
Class A4, Series 2022-A, 3.340%,
06/15/27 150,000 148,396
Total Asset-Backed Securities - Non-
Agency
(Cost $5,022,272) 4,896,725
Commercial Mortgage-Backed Securities - Non-Agency   9.8%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 123,070
Class A2, Series 2019-BN16,
3.933%, 02/15/52 135,762 135,148
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 72,880
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 96,733
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 100,000 101,272
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 97,700
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 100,000 98,741
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 133,341
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 148,813
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 47,364
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 45,470 44,922
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 97,145
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 97,434
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 99,205
Class B, Subordinated Series
2015-P1, 4.315%, 09/15/48
(a)
100,000 96,597
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 96,537
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 97,438
Citigroup Commercial Mortgage Trust 2017-P7
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 140,834
Citigroup Commercial Mortgage Trust 2017-P8
Class AAB, Series 2017-P8,
3.268%, 09/15/50 150,000 147,423
COMM Mortgage Trust
Class A4, Series 2014-UBS3,
3.819%, 06/10/47 100,000 99,301
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class D, Series 2015-CR26,
3.472%, 10/10/48
(a)
56,000 47,813
Class A4, Series 2013-CR10,
4.210%, 08/10/46
(a)
100,000 99,774
Class C, Series 2013-CR13,
4.878%, 11/10/46
(a)
100,000 97,206
Class A3, Series 2015-LC23,
3.521%, 10/10/48 125,000 123,077
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 63,968
CSAIL Commercial Mortgage Trust
Class A3, Series 2018-CX11,
4.095%, 04/15/51 106,966 106,786
GS Mortgage Securities Trust
Class AS, Series 2013-GC16,
4.649%, 11/10/46 150,000 149,348
Class C, Subordinated Series
2016-GS3, 3.992%, 10/10/49
(a)
75,000 68,461
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 143,929
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 95,602
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 133,828
Class AS, Subordinated Series
2013-C17, 4.458%, 01/15/47 100,000 99,370
Class A4, Series 2014-C22,
3.801%, 09/15/47 100,000 99,418
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 82,460 81,181
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 97,481
Class A3, Series 2015-C31,
3.801%, 08/15/48 92,037 91,127
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2015-C24,
3.479%, 05/15/48 91,474 89,539
Class A3, Series 2016-C28,
3.272%, 01/15/49 106,443 103,271
Class C, Subordinated Series
2016-C31, 4.274%, 11/15/49
(a)
50,000 44,470
Class ASB, Series 2017-C34,
3.354%, 11/15/52 98,119 96,297
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 147,708
SG Commercial Mortgage Securities Trust
2016-C5
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 143,970
UBS Commercial Mortgage Trust
Class A3, Series 2018-C11,
4.312%, 06/15/51 100,000 99,807
Class A2, Series 2018-C13,
4.208%, 10/15/51 71,483 71,245

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2022 3
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 96,767
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 92,136 90,586
Class A3, Series 2015-P2, 3.541%,
12/15/48 70,813 69,930
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 43,159
WFRBS Commercial Mortgage Trust
Class A5, Series 2014-C22,
3.752%, 09/15/57 150,000 148,511
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,213,896) 4,915,527
Corporate Bonds   55.6%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)
2.196%, 02/04/26 80,000 74,500
5.040%, 05/01/27 119,000 121,384
Howmet Aerospace, Inc.
6.875%, 05/01/25 60,000 63,401
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 74,107
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 40,403
Northrop Grumman Corp.
3.250%, 08/01/23 40,000 39,965
3.250%, 01/15/28 60,000 58,950
Rolls-Royce PLC
3.625%, 10/14/25
(b)
85,000 79,789
Spirit AeroSystems, Inc.
5.500%, 01/15/25
(b)
120,000 119,478
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 36,376
Total 708,353
Airlines 1.3%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 37,339 32,943
Class A, Series 2015-1, 3.375%,
05/01/27 55,341 47,603
Class AA, Series 2015-2, 3.600%,
09/22/27 35,789 32,693
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
120,000 118,354
Delta Air Lines, Inc.
2.900%, 10/28/24 130,000 124,528
7.375%, 01/15/26 85,000 89,271
Southwest Airlines Co.
4.750%, 05/04/23 60,000 60,435
5.250%, 05/04/25 40,000 41,227
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 53,383 50,640
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 57,765
Total 655,459
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Automotive 2.7%
Ford Motor Co.
4.346%, 12/08/26 110,000 108,366
9.000%, 04/22/25 138,000 152,937
Ford Motor Credit Co. LLC
4.134%, 08/04/25 204,000 199,785
4.271%, 01/09/27 200,000 191,386
Series GMTN, 4.389%, 01/08/26 300,000 293,365
General Motors Co.
6.125%, 10/01/25 40,000 42,056
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 108,283
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 47,987
5.000%, 05/31/26 60,000 58,990
ZF North America Capital, Inc.
4.750%, 04/29/25
(b)
153,000 145,708
Total 1,348,863
Banking 5.0%
Ally Financial, Inc.
1.450%, 10/02/23 60,000 58,314
5.750%, 11/20/25 100,000 101,177
Bank of America Corp.
Series L, 3.950%, 04/21/25 120,000 120,140
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 120,000 121,191
Barclays PLC
4.375%, 01/12/26 200,000 200,639
Capital One Financial Corp.
3.300%, 10/30/24 60,000 59,154
4.200%, 10/29/25 40,000 40,054
Citigroup, Inc.
4.125%, 07/25/28 80,000 79,548
Subordinated 4.600%, 03/09/26 120,000 122,483
Citizens Financial Group, Inc.
2.850%, 07/27/26 80,000 76,682
Deutsche Bank AG
4.500%, 04/01/25 200,000 195,212
Deutsche Bank AG/New York NY
2.552%, (SOFRRATE + 1.318%),
01/07/28
(c)
150,000 131,607
Fifth Third Bancorp
2.550%, 05/05/27 40,000 37,575
First-Citizens Bank & Trust Co.
3.929%, (SOFRRATE + 3.827%),
06/19/24
(c)
40,000 39,790
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 85,648
HSBC Holdings PLC
4.250%, 08/18/25 204,000 202,778
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 194,207
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 123,677
NatWest Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(c)
204,000 201,369
Regions Financial Corp.
1.800%, 08/12/28 40,000 35,277
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 40,040

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
4 Columbia Short Duration Bond ETF | Third Quarter Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Synchrony Financial
3.950%, 12/01/27 85,000 80,010
4.250%, 08/15/24 70,000 70,036
Webster Financial Corp.
4.100%, 03/25/29 85,000 81,409
Total 2,498,017
Building Materials 0.2%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 82,358
Cable and Satellite 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
150,000 147,186
5.500%, 05/01/26
(b)
60,000 59,942
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 115,889
Series USD, 4.500%, 02/01/24 40,000 40,271
4.908%, 07/23/25 100,000 101,288
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 47,079
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 80,199
Videotron Ltd.
5.375%, 06/15/24
(b)
85,000 85,514
Total 677,368
Chemicals 0.2%
DuPont de Nemours, Inc.
4.205%, 11/15/23 40,000 40,388
4.493%, 11/15/25 20,000 20,513
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 39,463
Total 100,364
Construction Machinery 0.1%
CNH Industrial NV
4.500%, 08/15/23 40,000 40,172
Consumer Cyclical Services 0.5%
eBay, Inc.
1.400%, 05/10/26 40,000 36,852
Newmark Group, Inc.
6.125%, 11/15/23 85,000 85,895
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(b)
120,000 121,900
Total 244,647
Consumer Non - Cyclical Services 0.1%
ADT Security Corp. (The)
4.125%, 06/15/23 60,000 59,554
Consumer Products 0.5%
Brunswick Corp.
0.850%, 08/18/24 85,000 79,420
Clorox Co. (The)
3.100%, 10/01/27 40,000 39,090
Newell Brands, Inc.
4.875%, 06/01/25 120,000 120,775
Total 239,285
Diversified Manufacturing 1.0%
Carrier Global Corp.
2.493%, 02/15/27 40,000 37,578
Newell Brands, Inc.
4.450%, 04/01/26 60,000 59,269
Otis Worldwide Corp.
2.056%, 04/05/25 40,000 38,218
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Parker-Hannifin Corp.
2.700%, 06/14/24 40,000 39,421
Raytheon Technologies Corp.
4.125%, 11/16/28 120,000 121,894
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,887
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
115,000 118,958
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25 60,000 57,930
Total 512,155
Electric 2.4%
AES Corp. (The)
1.375%, 01/15/26 40,000 36,099
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 102,164
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 78,465
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(c)
120,000 114,504
Duke Energy Corp.
3.750%, 04/15/24 40,000 40,150
Emera US Finance LP
3.550%, 06/15/26 80,000 77,671
Enel Americas SA
4.000%, 10/25/26 85,000 82,911
FirstEnergy Transmission LLC
4.350%, 01/15/25
(b)
60,000 59,610
Interstate Power and Light Co.
3.250%, 12/01/24 40,000 39,678
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 37,029
3.550%, 05/01/27 40,000 39,663
NextEra Energy Operating Partners LP
4.250%, 07/15/24
(b)
85,000 84,172
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 72,838
Public Service Enterprise Group, Inc.
2.875%, 06/15/24 40,000 39,464
Southern Co. (The)
2.950%, 07/01/23 40,000 39,868
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 207,593
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 39,682
Total 1,191,561
Environmental 0.2%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
50,000 50,313
Republic Services, Inc.
2.900%, 07/01/26 40,000 38,906
Total 89,219
Finance Companies 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 151,693
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 75,075
Ares Capital Corp.
2.150%, 07/15/26 40,000 34,691

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2022 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 107,812
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 121,271
Navient Corp.
5.875%, 10/25/24 60,000 59,216
6.750%, 06/25/25 80,000 78,117
Oaktree Specialty Lending Corp.
3.500%, 02/25/25 85,000 81,582
OneMain Finance Corp.
3.500%, 01/15/27 170,000 146,054
7.125%, 03/15/26 50,000 48,715
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 44,125
SLM Corp.
4.200%, 10/29/25 80,000 77,776
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 112,104
Total 1,138,231
Food and Beverage 1.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/26 40,000 40,282
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 100,000 105,302
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 38,947
Campbell Soup Co.
3.950%, 03/15/25 40,000 40,285
Conagra Brands, Inc.
4.300%, 05/01/24 60,000 60,407
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 86,099
General Mills, Inc.
4.000%, 04/17/25 40,000 40,517
Kellogg Co.
3.250%, 04/01/26 40,000 39,631
Keurig Dr Pepper, Inc.
0.750%, 03/15/24 40,000 38,273
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 58,084
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 77,009
Sysco Corp.
3.300%, 07/15/26 40,000 39,698
Tyson Foods, Inc.
3.950%, 08/15/24 60,000 60,264
Total 724,798
Foreign Agencies 3.5%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 192,036
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 197,571
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/71
(c)
200,000 200,558
Ecopetrol SA
4.125%, 01/16/25 100,000 96,335
5.875%, 09/18/23 230,000 232,602
Petrobras Global Finance BV
7.375%, 01/17/27 180,000 193,971
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Petroleos Mexicanos
4.500%, 01/23/26 220,000 199,397
6.875%, 08/04/26 250,000 238,556
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 210,132
Total 1,761,158
Foreign Government Obligations 2.4%
Equate Petrochemical BV
Series REGS, 4.250%, 11/03/26 200,000 197,471
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 466,852
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 194,324
Petroleos Mexicanos
5.350%, 02/12/28 424,000 355,971
Total 1,214,618
Gaming 1.2%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26 40,000 39,731
5.750%, 06/01/28 85,000 84,871
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 202,775
Las Vegas Sands Corp.
3.500%, 08/18/26 180,000 168,722
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 66,401
VICI Properties LP / VICI Note Co., Inc.
4.625%, 06/15/25
(b)
60,000 58,518
Total 621,018
Health Care 2.8%
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 39,484
Baxter International, Inc.
1.915%, 02/01/27 85,000 78,418
Becton Dickinson and Co.
3.363%, 06/06/24 40,000 39,718
Boston Scientific Corp.
3.450%, 03/01/24 18,000 18,016
Cardinal Health, Inc.
3.079%, 06/15/24 40,000 39,518
Cigna Corp.
3.400%, 03/01/27 85,000 83,913
4.125%, 11/15/25 40,000 40,611
4.375%, 10/15/28 50,000 51,030
CVS Health Corp.
1.300%, 08/21/27 85,000 75,947
4.300%, 03/25/28 80,000 81,404
HCA, Inc.
5.250%, 06/15/26 50,000 50,873
5.375%, 09/01/26 85,000 86,688
5.875%, 02/15/26 100,000 103,396
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 200,291
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 73,367
PerkinElmer, Inc.
0.850%, 09/15/24 120,000 112,561
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 39,798
Tenet Healthcare Corp.
4.875%, 01/01/26
(b)
100,000 98,508

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
6 Columbia Short Duration Bond ETF | Third Quarter Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Toledo Hospital (The)
Series B, 5.325%, 11/15/28 85,000 79,595
Total 1,393,136
Healthcare Insurance 0.2%
Elevance Health, Inc.
4.101%, 03/01/28 40,000 40,547
Humana, Inc.
1.350%, 02/03/27 85,000 76,286
Total 116,833
Healthcare REIT 0.8%
Diversified Healthcare Trust
9.750%, 06/15/25 40,000 39,891
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 80,365
Healthpeak Properties, Inc.
3.400%, 02/01/25 120,000 118,321
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 82,480
Ventas Realty LP
4.125%, 01/15/26 40,000 39,802
Welltower, Inc.
4.250%, 04/15/28 40,000 39,857
Total 400,716
Home Construction 0.1%
Lennar Corp.
4.750%, 05/30/25 40,000 40,500
Independent Energy 1.6%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 39,138
Coterra Energy, Inc.
4.375%, 03/15/29
(b)
85,000 84,984
EQT Corp.
3.125%, 05/15/26
(b)
80,000 76,997
6.125%, 02/01/25 40,000 41,676
Harbour Energy PLC
5.500%, 10/15/26
(b)
85,000 76,925
Matador Resources Co.
5.875%, 09/15/26 85,000 86,347
MEG Energy Corp.
7.125%, 02/01/27
(b)
40,000 41,473
Occidental Petroleum Corp.
5.875%, 09/01/25 240,000 247,183
PDC Energy, Inc.
5.750%, 05/15/26 120,000 116,768
Southwestern Energy Co.
5.950%, 01/23/25 11,000 11,172
Total 822,663
Leisure 0.3%
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(b)
120,000 128,212
Life Insurance 0.3%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 83,748
Lincoln National Corp.
3.800%, 03/01/28 40,000 39,209
4.000%, 09/01/23 40,000 40,252
Total 163,209
Lodging 0.7%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
153,000 153,471
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 82,184
Marriott International, Inc.
Series X, 4.000%, 04/15/28 60,000 58,484
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 40,649
Total 334,788
Media and Entertainment 1.3%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 115,266
Discovery Communications LLC
3.950%, 03/20/28 125,000 120,599
Fox Corp.
3.050%, 04/07/25 80,000 78,281
Magallanes, Inc.
4.054%, 03/15/29
(b)
100,000 95,179
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 39,359
5.875%, 02/15/25 60,000 62,271
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 39,908
Paramount Global
4.000%, 01/15/26 40,000 40,035
Take-Two Interactive Software, Inc.
3.550%, 04/14/25 85,000 84,398
Total 675,296
Metals and Mining 0.9%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 41,293
FMG Resources August 2006 Pty Ltd.
5.125%, 05/15/24
(b)
85,000 84,648
Freeport-McMoRan, Inc.
4.550%, 11/14/24 150,000 150,856
Nucor Corp.
2.000%, 06/01/25 40,000 38,406
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 110,332
Total 425,535
Midstream 3.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/26
(b)
85,000 88,917
Buckeye Partners LP
3.950%, 12/01/26 85,000 79,137
4.125%, 03/01/25
(b)
40,000 38,513
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,722
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, 04/01/25 50,000 50,037
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 40,907
Enbridge, Inc.
4.000%, 10/01/23 40,000 40,115
Energy Transfer LP
4.950%, 05/15/28 70,000 70,058
EnLink Midstream Partners LP
4.150%, 06/01/25 40,000 39,326
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 40,083
EQM Midstream Partners LP
4.000%, 08/01/24 15,000 14,564
6.000%, 07/01/25
(b)
45,000 45,095

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2022 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kinder Morgan, Inc.
4.300%, 06/01/25 85,000 85,836
MPLX LP
4.875%, 06/01/25 40,000 40,712
National Fuel Gas Co.
3.950%, 09/15/27 85,000 79,908
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
100,000 94,619
NuStar Logistics LP
5.625%, 04/28/27 85,000 81,388
6.000%, 06/01/26 40,000 39,368
ONEOK, Inc.
4.000%, 07/13/27 80,000 78,512
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 85,267
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 40,758
5.625%, 03/01/25 40,000 41,165
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 41,135
Western Midstream Operating LP
3.350%, 02/01/25 120,000 117,771
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 122,770
Total 1,536,683
Natural Gas 0.1%
Sempra Energy
3.400%, 02/01/28 40,000 38,980
Office REIT 0.3%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 40,094
Office Properties Income Trust
4.500%, 02/01/25 120,000 112,899
Total 152,993
Oil Field Services 0.1%
Petrofac Ltd.
9.750%, 11/15/26
(b)
85,000 68,218
Other Financial Institutions 0.7%
Blackstone Private Credit Fund
1.750%, 09/15/24
(b)
120,000 109,427
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 49,055
6.250%, 05/15/26 40,000 39,836
6.375%, 12/15/25 170,000 169,788
Total 368,106
Other REIT 0.4%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 39,981
EPR Properties
4.500%, 04/01/25 40,000 39,159
iStar, Inc.
4.250%, 08/01/25 60,000 57,243
Service Properties Trust
7.500%, 09/15/25 60,000 58,138
Total 194,521
Packaging 1.0%
Amcor Finance USA, Inc.
3.625%, 04/28/26 120,000 116,667
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 76,737
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ball Corp.
5.250%, 07/01/25 180,000 182,120
Berry Global, Inc.
1.650%, 01/15/27 85,000 75,189
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,691
Total 490,404
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 79,221
Pharmaceuticals 1.6%
AbbVie, Inc.
2.950%, 11/21/26 185,000 180,451
3.800%, 03/15/25 60,000 60,199
Amgen, Inc.
1.650%, 08/15/28 90,000 80,497
Bausch Health Cos., Inc.
5.500%, 11/01/25
(b)
85,000 76,228
6.125%, 02/01/27
(b)
100,000 85,275
Gilead Sciences, Inc.
3.650%, 03/01/26 40,000 40,133
Mylan, Inc.
4.550%, 04/15/28 60,000 57,637
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 85,000 83,550
4.375%, 03/15/26 40,000 39,291
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 77,921
Zoetis, Inc.
4.500%, 11/13/25 40,000 41,062
Total 822,244
Property & Casualty 0.4%
American International Group, Inc.
3.900%, 04/01/26 50,000 50,033
Aon Global Ltd.
3.875%, 12/15/25 40,000 40,195
Assurant, Inc.
4.900%, 03/27/28 40,000 40,588
CNA Financial Corp.
3.450%, 08/15/27 85,000 82,087
Total 212,903
Railroads 0.3%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 79,024
CSX Corp.
2.600%, 11/01/26 85,000 82,413
Total 161,437
Refining 0.3%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 48,327
Phillips 66
3.900%, 03/15/28 40,000 39,596
Phillips 66 Co.
3.750%, 03/01/28
(b)
70,000 67,629
Total 155,552
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
5.750%, 04/15/25
(b)
70,000 70,840
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 80,768

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
8 Columbia Short Duration Bond ETF | Third Quarter Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Starbucks Corp.
3.500%, 03/01/28 40,000 39,724
Total 191,332
Retail REIT 0.3%
Agree LP
2.000%, 06/15/28 85,000 73,924
Kimco Realty Corp.
3.300%, 02/01/25 40,000 39,493
Realty Income Corp.
4.875%, 06/01/26 40,000 41,338
Total 154,755
Retailers 1.4%
AutoNation, Inc.
3.800%, 11/15/27 125,000 117,933
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 40,043
Hanesbrands, Inc.
4.625%, 05/15/24
(b)
85,000 84,516
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 83,128
O'Reilly Automotive, Inc.
3.600%, 09/01/27 120,000 119,191
QVC, Inc.
4.450%, 02/15/25 80,000 76,706
Under Armour, Inc.
3.250%, 06/15/26 170,000 157,382
Total 678,899
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 46,446
4.625%, 01/15/27
(b)
40,000 37,966
Kroger Co. (The)
4.500%, 01/15/29 40,000 41,015
Total 125,427
Technology 3.7%
Avnet, Inc.
4.625%, 04/15/26 40,000 40,466
Block, Inc.
2.750%, 06/01/26 50,000 46,677
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 123,695
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,960
6.020%, 06/15/26 60,000 63,751
Equifax, Inc.
2.600%, 12/01/24 40,000 38,814
Equinix, Inc.
2.625%, 11/18/24 60,000 58,152
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 36,363
Fiserv, Inc.
2.750%, 07/01/24 85,000 83,760
3.200%, 07/01/26 40,000 38,939
Flex Ltd.
3.750%, 02/01/26 85,000 82,214
Global Payments, Inc.
1.200%, 03/01/26 40,000 36,007
Hewlett Packard Enterprise Co.
4.450%, 10/02/23 40,000 40,378
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
HP, Inc.
1.450%, 06/17/26 85,000 77,605
3.000%, 06/17/27 40,000 38,001
Microchip Technology, Inc.
2.670%, 09/01/23 60,000 59,177
Moody's Corp.
3.750%, 03/24/25 85,000 85,560
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 80,197
NortonLifeLock, Inc.
5.000%, 04/15/25
(b)
85,000 84,680
Oracle Corp.
2.500%, 04/01/25 40,000 38,653
2.650%, 07/15/26 85,000 80,452
3.250%, 11/15/27 80,000 76,385
Seagate HDD Cayman
4.875%, 03/01/24 40,000 39,828
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 60,193
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 108,936
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 75,996
VMware, Inc.
1.400%, 08/15/26 85,000 76,646
3.900%, 08/21/27 40,000 39,344
Western Digital Corp.
4.750%, 02/15/26 60,000 59,213
Western Union Co. (The)
2.850%, 01/10/25 40,000 38,923
Xerox Corp.
4.625%, 03/15/23 12,000 11,985
Total 1,861,950
Tobacco 0.3%
Altria Group, Inc.
2.350%, 05/06/25 40,000 38,528
BAT Capital Corp.
3.557%, 08/15/27 125,000 116,698
Total 155,226
Transportation Services 0.2%
FedEx Corp.
3.250%, 04/01/26 60,000 59,919
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 57,842
Total 117,761
Wireless 2.1%
American Tower Corp.
5.000%, 02/15/24 40,000 40,715
Rogers Communications, Inc.
3.625%, 12/15/25 100,000 98,812
Sprint Corp.
7.125%, 06/15/24 85,000 89,027
7.625%, 03/01/26 170,000 186,436
7.875%, 09/15/23 240,000 248,992
T-Mobile USA, Inc.
2.050%, 02/15/28 110,000 98,456
2.250%, 02/15/26
(b)
40,000 37,343
2.625%, 04/15/26 60,000 56,548
3.500%, 04/15/25 100,000 98,897
5.375%, 04/15/27 85,000 86,213
Total 1,041,439

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2022 9
Notes to Portfolio of Investments
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wirelines 1.6%
AT&T, Inc.
0.900%, 03/25/24 40,000 38,412
2.300%, 06/01/27 40,000 37,488
4.350%, 03/01/29 85,000 85,755
British Telecommunications PLC
5.125%, 12/04/28 85,000 86,552
Level 3 Financing, Inc.
5.250%, 03/15/26 100,000 99,175
Lumen Technologies, Inc.
5.625%, 04/01/25 120,000 119,603
Series Y, 7.500%, 04/01/24 125,000 128,174
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 36,658
4.125%, 03/16/27 75,000 76,734
4.329%, 09/21/28 85,000 87,181
Total 795,732
Total Corporate Bonds
(Cost $29,113,161) 27,811,869
Foreign Government Obligations
(d)
  13.7%
Principal
Amount ($) Value ($)
Brazilian Government International Bond
8.875%, 04/15/24 280,000 308,646
6.000%, 04/07/26 289,000 307,958
2.875%, 06/06/25 300,000 289,700
Colombia Government International Bond
8.125%, 05/21/24 180,000 189,128
4.500%, 01/28/26 574,000 550,667
Dominican Republic International Bond
Series REGS, 5.500%, 01/27/25 200,000 199,344
Series REGS, 5.950%, 01/25/27 272,000 268,541
Hungary Government International Bond
5.375%, 03/25/24 100,000 101,814
Indonesia Government International Bond
4.100%, 04/24/28 255,000 258,245
Series REGS, 4.750%, 01/08/26 200,000 205,367
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 200,000 209,592
Mexico Government International Bond
4.125%, 01/21/26 200,000 202,189
3.750%, 01/11/28 255,000 250,318
Oman Government International Bond
Series REGS, 6.750%, 10/28/27 200,000 208,591
Series REGS, 5.625%, 01/17/28 400,000 399,187
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 204,975
Panama Government International Bond
Series REGS, 3.750%, 04/17/26 240,000 233,259
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.350%, 09/10/24 200,000 202,429
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series REGS, 4.400%, 03/01/28 255,000 260,626
Peruvian Government International Bond
2.392%, 01/23/26 240,000 227,599
Philippine Government International Bond
10.625%, 03/16/25 240,000 282,684
4.200%, 01/21/24 200,000 202,550
Republic of South Africa Government
International Bond
5.875%, 09/16/25 200,000 204,178
4.875%, 04/14/26 200,000 196,361
4.850%, 09/27/27 255,000 247,191
Romanian Government International Bond
Series REGS, 4.375%, 08/22/23 410,000 411,411
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 190,925
Uruguay Government International Bond
4.500%, 08/14/24 40,000 40,598
Total Foreign Government Obligations
(Cost $7,076,634) 6,854,073
U.S. Government & Agency Obligations   10.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
1.500%, 08/15/37
(e)
1,739,000 1,614,732
2.000%, 08/15/37
(e)
2,620,000 2,495,001
2.500%, 08/15/37
(e)
704,000 685,905
3.000%, 08/15/37
(e)
147,000 146,035
3.500%, 08/15/37
(e)
36,000 36,282
Total 4,977,955
Total U.S. Government & Agency
Obligations
(Cost $4,822,327) 4,977,955
U.S. Treasury Obligations   7.4%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 7.4%
0.827%, 12/29/22 1,750,000 1,730,451
2.944%, 07/13/23 2,000,000 1,945,120
Total 3,675,571
Total U.S. Treasury Obligations
(Cost $3,689,768) 3,675,571
Money Market Funds 6.4%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
1.446%
(f)
3,204,520 3,204,520
Total Money Market Funds
(Cost $3,204,520) 3,204,520
Total Investments in Securities
(Cost $58,142,578) 56,336,240
Other Assets & Liabilities, Net (6,347,363)
Net Assets 49,988,877
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2022.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to
$4,529,920, which represents 9.06% of total net assets.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2022 (Unaudited)
10 Columbia Short Duration Bond ETF | Third Quarter Report 2022
(c) Variable rate security. The interest rate shown was the current rate as of July 31, 2022.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT314_10_M01_(09/22)
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